DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS -Transition Period Comparative Data - Consolidated Balance Sheets Parentheticals (Details) - $ / shares	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001